Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements

16. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

     CMLP's (Issuer) Credit Facility and Senior Notes are fully and unconditionally guaranteed, jointly and severally, by our present and future direct and indirect 100% owned subsidiaries (the Guarantor Subsidiaries), except for CMM and its consolidated subsidiaries (the Non-Guarantor Subsidiaries). CMLP issued the Senior Notes together with Crestwood Midstream Finance Corporation (Co-Issuer). The Co-Issuer is our 100% owned subsidiary and has no material assets, operations, revenues or cash flows other than those related to its services as co-issuer of our Senior Notes. Accordingly, it has no ability to service obligations on our debt securities. We have revised our condensed consolidating financial statements to present the co-issuer column, which did not have a material impact to our previous condensed consolidating financial statements.

     The following reflects condensed consolidating financial information of the Issuer, Co-Issuer, Guarantor Subsidiaries, Non-Guarantor Subsidiaries, eliminating entries to combine the entities and the consolidated results of CMLP as of and for the year ended December 31, 2012. We have not reflected condensed consolidating financial information as of and for the year ended December 31, 2011 or 2010 because CMM was formed during the first quarter of 2012 and, prior to CMM's formation, all of CMLP's 100% owned subsidiaries fully and unconditionally guaranteed CMLP's Credit Facility and Senior Notes and CMLP had no independent assets or operations.

	For the Year Ended December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Operating revenues	$—	$—	$213,961	$25,502	$—	$239,463
Operating expenses	607	—	150,631	12,365	—	163,603
Operating income (loss)	(607)	—	63,330	13,137	—	75,860
Interest and debt expense	(33,388)	—	(230)	(2,147)	—	(35,765)
Income (loss) before income tax	(33,995)	—	63,100	10,990	—	40,095
Income tax expense	—	—	1,206	—	—	1,206
Income (loss) before earnings from consolidated
subsidiaries	(33,995)	—	61,894	10,990	—	38,889
Earnings (loss) from consolidated subsidiaries	72,884	—	—	—	(72,884)	—
Net income (loss)	38,889	—	61,894	10,990	(72,884)	38,889
General partner's interest in net income	22,218	—	—	—	—	22,218
Limited partner's interest in net income (loss)	$16,671	$—	$61,894	$10,990	$(72,884)	$16,671

	As of December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(In thousands)
ASSETS
Current assets
Cash and cash equivalents	$21	$—	$—	$90	$—	$111
Accounts receivable	608	—	14,515	6,513	—	21,636
Accounts receivable - related party	366,405	1	22,587	—	(365,238)	23,755
Insurance receivable	—	—	2,920	—	—	2,920
Prepaid expenses and other	584	—	1,357	—	—	1,941
Total current assets	367,618	1	41,379	6,603	(365,238)	50,363
Investment in consolidated affiliates	1,041,936	—	—	—	(1,041,936)	—
Property, plant and equipment – net	8,519	—	775,852	155,475	—	939,846
Intangible assets – net	—	—	163,021	338,359	—	501,380
Goodwill	—	—	95,031	—	—	95,031
Deferred financing costs, net	17,149	—	—	5,379	—	22,528
Other assets	20	—	1,301	—	—	1,321
Total assets	$1,435,242	$1	$1,076,584	$505,816	$(1,407,174)	$1,610,469

LIABILITIES AND PARTNERS'
CAPITAL/MEMBERS' EQUITY

Current liabilities
Accrued additions to property, plant and
equipment	$—	$—	$3,829	$5,384	$—	$9,213
Capital leases	429	—	3,433	—	—	3,862
Deferred revenue	—	—	—	2,634	—	2,634
Accounts payable - related party	536	—	367,682	108	(365,238)	3,088
Accounts payable, accrued expenses and other
liabilities	15,547	—	11,876	2,294	—	29,717
Total current liabilities	16,512	—	386,820	10,420	(365,238)	48,514
Long-term debt	558,161	—	—	127,000	—	685,161
Long-term capital leases	960	—	2,201	—	—	3,161
Asset retirement obligations	—	—	13,188	836	—	14,024
Partners'/members' equity	859,609	1	674,375	367,560	(1,041,936)	859,609
Total liabilities and partners'
capital/members' equity	$1,435,242	$1	$1,076,584	$505,816	$(1,407,174)	$1,610,469

	For the Year Ended December 31, 2012
	Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries		Eliminations	Consolidated
	(In thousands)
Net cash provided by (used in)
operating activities	$(23,613)	$—		$112,880	$16,645	$(3,847)	$102,065
Investing activities:
Acquisitions, net of cash
acquired	(87,247)	—		—	(476,718)	—	(563,965)
Capital expenditures	(1,052)	—		(34,441)	(17,079)	—	(52,572)
Acquisition of interest in CMM	(131,250)	—		—	—	131,250	—
Capital distribution from
consolidated affiliate	2,604	—		—	—	(2,604)	—
Proceeds from sale of property,
plant and equipment	—	—		20	—		20
Change in advances to
affiliates, net	75,825	—		—	—	(75,825)	—
Net cash provided by (used in)
investing activities	(141,120)	—		(34,421)	(493,797)	52,821	(616,517)
Financing activities:
Proceeds from issuance of
senior notes	151,500	—		—	—	—	151,500
Proceeds from revolving
credit facility	411,700	—		—	143,500	—	555,200
Repayment of revolving
credit facility	(517,500)	—		—	(16,500)	—	(534,000)
Payment of Tristate
Acquisition deferred
payment	(7,839)	—		—	—	—	(7,839)
Payments on capital leases	(359)	—		(2,634)	—	—	(2,993)
Deferred financing costs paid	(4,994)	—		—	(6,328)	—	(11,322)
Proceeds from issuance of
common units, net	217,483	—		—	—	—	217,483
Contributions received	5,930	—		—	375,000	(131,250)	249,680
Distributions paid	(91,558)	—			(18,430)	6,451	(103,537)
Change in advances from
affiliates, net	—	—		(75,825)	—	75,825	—
Taxes paid for equity-based
compensation vesting	(406)	—		—	—	—	(406)
Net cash provided by (used in)
financing activities	163,957	—		(78,459)	477,242	(48,974)	513,766
Change in cash and cash equivalents	(776)	—		—	90	—	(686)
Cash and cash equivalents at
beginning of period	797	—		—	—	—	797
Cash and cash equivalents at end of
period	$21	$—	$	— $	90	$—	$111